Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Rental Expense	$ 43.1	$ 46.7	$ 44.0
Minimum Lease Payments 2018	18.2
Minimum Lease Payments 2019	18.8
Minimum Lease Payments 2020	18.1
Minimum Lease Payments 2021	18.9
Minimum Lease Payments 2022	16.6
Minimum Lease Payments 2023 and thereafter	90.2
Total minimum lease payments	$ 180.8